Variable Interest Entities - Consolidated VIEs (Details) - USD ($) $ in Millions		Dec. 31, 2022		Dec. 31, 2021		Jan. 01, 2021	Dec. 31, 2020
Assets:
Bonds available for sale	[1]	$ 156,793		$ 198,568
Other bond securities	[1]	3,769		2,082
Equity securities	[1]	170		242
Mortgage and other loans receivable	[1]	44,566		39,388
Investment real estate		1,831		2,349
Short-term Investments	[1]	4,400		5,471
Cash		552	[1]	537	[1]		$ 654
Accrued investment income	[1]	1,813		1,760
Other assets		2,521	[1]	3,614	[1]	$ 3,824
Total assets		360,322		425,431		422,435
Liabilities:
Long-term debt		7,868		427
Total liabilities		350,003		396,359		$ 383,760
Real Estate and Investment Entities | Internal Parties
Liabilities:
Off-balance sheet exposure associated with VIEs		2,100		2,400
Real Estate and Investment Entities | Securitization and Repackaging Vehicles
Liabilities:
Off-balance sheet exposure associated with VIEs		600		600
Consolidated VIE
Assets:
Bonds available for sale		3,571		5,393
Other bond securities		0		0
Equity securities		51		223
Mortgage and other loans receivable		2,088		2,359
Alternative investments		2,842		3,017
Investment real estate		1,731		2,257
Short-term Investments		456		618
Cash		71		93
Accrued investment income		7		15
Other assets		170		745
Total assets		10,987		14,720
Liabilities:
Long-term debt		5,958		6,936
Other liabilities		132		835
Total liabilities		6,090		7,771
Consolidated VIE | Real Estate and Investment Entities
Assets:
Bonds available for sale		0		0
Other bond securities		0		0
Equity securities		51		223
Mortgage and other loans receivable		0		0
Alternative investments		2,842		3,017
Investment real estate		1,731		2,257
Short-term Investments		191		467
Cash		71		93
Accrued investment income		0		0
Other assets		102		188
Total assets		4,988		6,245
Liabilities:
Long-term debt		1,382		1,743
Other liabilities		85		112
Total liabilities		1,467		1,855
Consolidated VIE | Securitization Vehicles
Assets:
Bonds available for sale		3,571		5,393
Other bond securities		0		0
Equity securities		0		0
Mortgage and other loans receivable		2,088		2,359
Alternative investments		0		0
Investment real estate		0		0
Short-term Investments		265		151
Cash		0		0
Accrued investment income		7		15
Other assets		68		557
Total assets		5,999		8,475
Liabilities:
Long-term debt		4,576		5,193
Other liabilities		47		723
Total liabilities		4,623		5,916
Corebridge Entities | Real Estate and Investment Entities | Internal Parties
Liabilities:
Off-balance sheet exposure associated with VIEs		1,400		1,500
AIG Affiliates | Real Estate and Investment Entities | Internal Parties
Liabilities:
Off-balance sheet exposure associated with VIEs		$ 700		$ 900

[1]	See Note 9 for details of balances associated with variable interest entities